BUSINESS COMBINATIONS (Tables)	12 Months Ended
Feb. 28, 2013
Business Combinations Tables
Fair value of consideration paid in excess of net assets acquired is recorded as goodwill

The following table summarizes the estimates of fair value as of the date of acquisition (restated):

Acquisition consideration:
Cash paid	$3,000,000
Common stock issued to Hipcricket stakeholders	35,517,813
Promissory note	1,000,000
Contingent acquisition payable (in cash or common stock)	23,284,000

Total acquisition consideration	$62,801,813

Assets acquired, liabilities assumed and goodwill:
Accounts receivable	$2,014,109
Prepayments and deposits	189,052
Current liabilities	(979,087)
Deferred income tax liability	(10,997,717)
Customer relationships	11,900,000
Acquired technology	6,600,000
Acquired trade name	8,700,000

Total assets acquired and liabilities assumed	17,426,357

Goodwill	$45,375,456

Discount of present value of contingent consideration

Pro forma results include the discount of the present value of the contingent consideration over the two years presented.

	Year Ended
	2012	2011

Revenues	$16,884,243	$9,777,066
Net loss	(33,558,692)	(18,576,523)
Weighted average common shares	85,750,453	71,722,254
Basic and diluted net income (loss) per share	$(0.39)	$(0.26)

Summarizes estimates of fair value

The following table summarizes the estimates of fair value as of the date of acquisition:

Acquisition consideration:
Common stock issued to JAGTAG shareholders	$5,651,368

Assets acquired and liabilities assumed:
Cash	$32,206
Accounts receivable	266,047
Accounts payable	(539,225)
Current liabilities	(202,195)
Deferred income tax liability	(2,496,758)
Other liabilities	(80,547)
Patents (10 year expected life)	6,175,082
Total assets acquired and liabilities assumed	3,154,610
Goodwill	$2,495,758